STOCKHOLDERS DEFICIT (Details) - Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Weighted Average Remaining Contractual Life (Years)
Shares, outstanding, beginning balance	107,991	446,037,753	1,789,291
Shares, Granted	6,980,263	633,880,117	444,248,462
Shares, Exercised	(1,130,000)
Shares, Canceled/Expired		(8,000)
Shares, outstanding, ending balance	5,958,254	107,991	446,037,753
Weghted Average Exercise Price, beginning balance	$ 1.00	$ 1.00	$ 1.00
Weghted Average Exercise Price, Granted	0.41	1.00	1.00
Weghted Average Exercise Price, cancel and expired	0	0.58
Weghted Average Exercise Price, Exercised	0.00
Weghted Average Exercise Price, ending Balance	$ 0.50	$ 1.00	$ 1.00
Weighted Average Remaining Contractual Life, Beginning Period		1 year 10 months 28 days	2 years 10 months 28 days
Weighted Average Remaining Contractual Life, Ending Period		10 months 28 days	1 year 10 months 28 days